Operating Segments and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2012
Operating Segments and Geographic Information
Schedule of information on reportable segments

Information on reportable segments is as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010

Net revenue:
Communications Test and Measurement	$755.4	$814.7	$652.2
Communications and Commercial Optical Products	701.6	770.8	499.3
Advanced Optical Technologies	206.0	208.1	205.3
Deferred revenue related to purchase accounting adjustment	(0.6)	(11.7)	(9.5)
Net revenue	$1,662.4	$1,781.9	$1,347.3

Operating income (loss):
Communications Test and Measurement	$98.3	$119.4	$81.5
Communications and Commercial Optical Products	72.0	130.0	33.4
Advanced Optical Technologies	72.6	77.7	83.8
Corporate	(89.0)	(96.1)	(99.6)
Total segment operating income	153.9	231.0	99.1
Unallocated amounts:
Stock based compensation	(48.6)	(40.9)	(42.4)
Acquisition-related charges and amortization of intangibles	(80.0)	(94.6)	(81.9)
(Loss) gain on disposal and impairment of long-lived assets	(1.2)	(1.5)	2.0
Restructuring and related charges	(12.4)	(14.8)	(17.7)
Realignment and other charges	(11.3)	(6.7)	(4.8)
Interest and other income, net	11.2	2.2	8.2
Interest expense	(27.3)	(25.4)	(24.3)
Gain on sale of investments	1.6	3.4	13.1
Income (loss) before income taxes	$(14.1)	$52.7	$(48.7)

Schedule of revenue by geographical region

The Company operates primarily in three geographic regions: Americas, Europe and Asia-Pacific. The following table presents net revenue and identifiable assets by geographic regions (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Net revenue:
Americas	$833.2	$859.4	$650.0
Europe	400.7	473.8	373.6
Asia-Pacific	428.5	448.7	323.7
Total net revenue	$1,662.4	$1,781.9	$1,347.3

Schedule of long-lived assets by geographical region

Long-lived assets, namely net property, plant and equipment were identified based on the operations in the corresponding geographic areas.

	Years Ended
	June 30,	July 2,
	2012	2011

United States	$108.1	$115.7
Other Americas	14.0	13.7
China	80.6	61.5
Other Asia-Pacific	32.3	33.5
Germany	10.6	15.3
Other Europe	7.3	9.2
Total long-lived assets	$252.9	$248.9